Debt - Future Minimum Capital Lease Payments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Capital Lease Obligations [Abstract]
2019	$ 660
2020	382
2021	171
2022	86
2023	28
Thereafter	0
Total minimum lease payments	1,327
Less: Amount representing interest and executory costs	(92)
Present value of net minimum lease payments	1,235
Less: Current maturities of capital lease obligations	(616)	$ (37)
Long-term capitalized lease liabilities	$ 619